Shareholder Report, Average Annual Return (Details)	12 Months Ended	36 Months Ended		37 Months Ended
	Sep. 30, 2025	Sep. 30, 2025		Sep. 30, 2025
C000237818 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent	4.71%			5.05%	[1]
C000237820 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent	1.88%	3.89%	[2]
C000237822 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent	2.70%	4.27%	[3]
Bloomberg Intermediate U S Government Credit Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Intermediate U.S. Government/Credit Bond Index
Average Annual Return, Percent	4.01%			4.11%	[4]
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%			3.38%	[4]
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.39%	4.74%	[5]
Bloomberg California Municipal Inter Short 1 10 Year Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg California Municipal Inter-Short (1-10 Year) Index
Average Annual Return, Percent	3.28%	4.10%	[5]
Bloomberg Municipal Inter Short 1 10 Year Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Inter-Short (1-10 Year) Index
Average Annual Return, Percent	3.29%	4.19%	[6]

[1]	The Ambrus Core Bond Fund commenced operations on September 6, 2022.
[2]	The Ambrus Tax-Conscious California Bond Fund commenced operations on October 3, 2022.
[3]	The Ambrus Tax-Conscious National Bond Fund commenced operations on October 3, 2022.
[4]	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.
[5]	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.
[6]	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.